American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2026

Global Bond Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 33.4%
Aerospace and Defense — 0.3%
Boeing Co., 5.71%, 5/1/40		3,140,000	3,211,532
Textron, Inc., 4.95%, 3/15/36		1,677,000	1,663,310
TransDigm, Inc., 4.875%, 5/1/29		1,330,000	1,328,284
			6,203,126
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29		3,385,000	3,573,007
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 6.05%, 11/5/31		3,740,000	3,863,890
General Motors Financial Co., Inc., 5.60%, 6/18/31		1,150,000	1,200,900
General Motors Financial Co., Inc., 6.15%, 7/15/35		1,660,000	1,757,121
			6,821,911
Banks — 6.9%
Alpha Bank SA, VRN, 4.31%, 7/23/36	EUR	4,500,000	5,433,647
Bank of America Corp., VRN, 5.51%, 1/24/36		1,855,000	1,926,329
Bank of Montreal, VRN, 7.70%, 5/26/84		3,754,000	3,994,170
Bank of Nova Scotia, VRN, 8.625%, 10/27/82		3,953,000	4,188,026
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		2,990,000	3,203,722
Banque Federative du Credit Mutuel SA, 5.11%, 1/15/36(1)		1,842,000	1,839,087
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	2,100,000	3,049,261
Barclays PLC, VRN, 4.97%, 5/31/36	EUR	5,500,000	6,877,216
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		3,735,000	3,693,205
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,200,000	4,344,948
BPCE SA, VRN, 3.65%, 1/14/37(1)		3,810,000	3,508,548
BPCE SA, VRN, 2.125%, 10/13/46	EUR	5,000,000	5,391,909
Citigroup, Inc., VRN, 5.17%, 9/11/36		1,820,000	1,828,470
Citigroup, Inc., VRN, 5.61%, 3/4/56		1,345,000	1,336,301
Credit Mutuel Arkea SA, VRN, 4.81%, 5/15/35	EUR	3,000,000	3,726,190
Dresdner Funding Trust I, 8.15%, 6/30/31(1)		4,650,000	5,129,482
Eurobank SA, VRN, 4.25%, 4/30/35	EUR	6,500,000	7,823,957
European Union, 0.00%, 7/4/31(2)	EUR	15,800,000	16,286,301
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32		4,940,000	4,949,265
Intesa Sanpaolo SpA, 6.625%, 5/31/33	GBP	5,400,000	8,109,161
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		2,811,000	2,695,642
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32		1,870,000	1,865,487
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		2,662,000	2,819,701
mBank SA, VRN, 4.03%, 9/27/30	EUR	3,000,000	3,671,491
Mizuho Financial Group, Inc., 2.10%, 4/8/32	EUR	6,565,000	7,282,318
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		1,380,000	1,398,438
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31		4,637,000	4,639,783
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,563,874
NatWest Group PLC, VRN, 3.03%, 11/28/35		3,416,000	3,162,925
Novo Banco SA, VRN, 9.875%, 12/1/33	EUR	7,000,000	9,590,461
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36		3,837,000	3,868,182
PNC Financial Services Group, Inc., VRN, 5.42%, 1/25/41		671,000	670,633
Standard Chartered PLC, VRN, 3.86%, 3/17/33	EUR	4,500,000	5,441,981
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82		3,276,000	3,433,982
Wells Fargo & Co., VRN, 5.43%, 1/23/47		1,500,000	1,471,048

Western Alliance Bank, VRN, 6.54%, 11/15/35	5,058,000	5,125,524
Zions Bancorp NA, VRN, 6.82%, 11/19/35	4,581,000	4,859,617
		161,200,282
Biotechnology — 0.4%
Amgen, Inc., 5.65%, 3/2/53	1,425,000	1,403,611
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	2,290,000	2,326,886
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)(3)	2,005,000	2,013,060
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	2,875,000	2,948,982
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	1,285,000	1,360,885
		10,053,424
Broadline Retail — 0.2%
Amazon.com, Inc., 4.65%, 11/20/35	4,366,000	4,324,789
Building Products — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	6,210,000	5,924,016
Carlisle Cos., Inc., 5.55%, 9/15/40	1,233,000	1,253,317
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	1,253,000	1,292,860
		8,470,193
Capital Markets — 2.0%
Ares Strategic Income Fund, 5.70%, 3/15/28	866,000	877,848
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,745,000	1,849,815
Blue Owl Technology Finance Corp., 6.10%, 3/15/28	6,126,000	6,216,233
Blue Owl Technology Finance Corp., 6.75%, 4/4/29	2,595,000	2,663,802
Coinbase Global, Inc., 3.375%, 10/1/28(1)	660,000	630,519
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	2,311,000	2,296,302
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	2,785,000	2,769,741
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	1,630,000	1,623,640
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	1,250,000	1,232,053
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,318,000	1,387,687
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	3,385,000	3,408,051
HPS Corporate Lending Fund, 5.45%, 1/14/28	925,000	933,913
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	1,845,000	1,834,604
HPS Corporate Lending Fund, 5.15%, 4/2/29(1)	1,535,000	1,529,261
Jefferies Financial Group, Inc., 5.50%, 2/15/36	2,720,000	2,686,176
LPL Holdings, Inc., 5.15%, 6/15/30	2,275,000	2,321,478
Morgan Stanley, VRN, 6.63%, 11/1/34	2,650,000	2,946,341
Morgan Stanley, VRN, 4.89%, 10/22/36	1,205,000	1,186,725
Northern Trust Corp., VRN, 3.375%, 5/8/32	8,560,000	8,450,479
		46,844,668
Chemicals — 0.5%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,007,000	459,041
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	8,636,000	3,732,479
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	3,445,000	3,525,971
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	3,065,000	3,057,261
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	1,166,000	1,172,712
		11,947,464
Construction Materials — 0.3%
Eagle Materials, Inc., 5.00%, 3/15/36	2,811,000	2,753,367
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	1,315,000	1,364,459
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	3,846,000	3,997,621
		8,115,447
Consumer Finance — 0.7%
Ally Financial, Inc., 8.00%, 11/1/31	2,363,000	2,680,203
Avilease Capital Ltd., 4.75%, 11/12/30(1)	4,465,000	4,437,254
Capital One Financial Corp., VRN, 4.72%, 1/30/32(3)	2,840,000	2,841,473
Capital One Financial Corp., VRN, 2.36%, 7/29/32	3,460,000	3,027,716

Capital One Financial Corp., VRN, 5.40%, 1/30/37(3)	2,498,000	2,494,393
		15,481,039
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	945,000	930,564
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	500,000	502,240
Massachusetts Institute of Technology, 5.62%, 6/1/55	805,000	830,030
		1,332,270
Diversified REITs — 0.8%
American Assets Trust LP, 3.375%, 2/1/31	2,410,000	2,200,217
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	2,973,000	2,980,834
Kilroy Realty LP, 3.05%, 2/15/30	1,440,000	1,343,715
Piedmont Operating Partnership LP, 6.875%, 7/15/29	531,000	564,445
Piedmont Operating Partnership LP, 5.625%, 1/15/33	4,600,000	4,626,005
Trust 2401, 7.70%, 1/23/32(1)	3,593,000	3,946,821
Vornado Realty LP, 5.75%, 2/1/33	3,695,000	3,738,286
		19,400,323
Diversified Telecommunication Services — 0.3%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	6,190,000	6,475,984
Sprint Capital Corp., 6.875%, 11/15/28	1,294,000	1,388,532
		7,864,516
Electric Utilities — 1.5%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	3,594,000	3,569,046
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	2,310,000	2,294,695
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	1,506,000	1,507,883
Duke Energy Florida LLC, 4.85%, 12/1/35	1,308,000	1,299,888
Electricite de France SA, 6.95%, 1/26/39(1)	4,096,000	4,578,250
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	5,750,000	5,792,010
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	2,698,000	2,715,820
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	5,630,000	5,718,284
Israel Electric Corp. Ltd., 5.63%, 1/28/38	918,000	917,595
Kentucky Utilities Co., 5.85%, 8/15/55	1,561,000	1,584,088
Palomino Funding Trust I, 7.23%, 5/17/28(1)	1,380,000	1,459,584
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 2/3/36(1)(3)	601,000	598,987
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	2,274,000	2,285,351
		34,321,481
Electronic Equipment, Instruments and Components — 0.1%
Flex Ltd., 5.375%, 11/13/35	2,545,000	2,543,462
Energy Equipment and Services — 0.1%
Enerflex, Inc., 6.875%, 1/15/31(1)	1,348,000	1,394,110
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	3,486,000	3,463,167
Financial Services — 1.8%
Antares Holdings LP, 6.35%, 10/23/29(1)	2,485,000	2,545,071
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	3,612,000	3,814,271
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	3,640,000	3,657,024
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	2,485,000	2,489,384
Essent Group Ltd., 6.25%, 7/1/29	2,785,000	2,915,783
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	5,330,000	5,582,988
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	4,595,000	4,563,291
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,394,000	1,386,660
NMI Holdings, Inc., 6.00%, 8/15/29	3,345,000	3,455,686
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	4,375,000	4,519,620
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,188,000	1,212,497
Rocket Cos., Inc., 6.125%, 8/1/30(1)	1,740,000	1,782,463

Rocket Cos., Inc., 6.375%, 8/1/33(1)	1,935,000	2,009,906
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,930,000	1,919,013
		41,853,657
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35	1,375,000	1,369,657
Mars, Inc., 5.65%, 5/1/45(1)	2,245,000	2,265,851
Mars, Inc., 5.70%, 5/1/55(1)	1,313,000	1,309,560
		4,945,068
Gas Utilities — 0.3%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	1,634,000	1,602,880
Snam SpA, 6.50%, 5/28/55(1)	1,677,000	1,808,935
Spire, Inc., VRN, 6.25%, 6/1/56	3,920,000	3,908,077
		7,319,892
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,483,000	1,564,224
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)(3)	2,618,000	2,595,054
		4,159,278
Health Care Equipment and Supplies — 0.4%
Baxter International, Inc., 5.65%, 12/15/35	1,152,000	1,162,214
Hologic, Inc., 3.25%, 2/15/29(1)	2,610,000	2,601,979
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	6,413,000	6,626,942
		10,391,135
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	4,590,000	4,409,621
Centene Corp., 4.625%, 12/15/29	2,060,000	2,009,054
CVS Health Corp., 6.00%, 6/1/44	1,175,000	1,178,556
CVS Health Corp., VRN, 7.00%, 3/10/55	2,288,000	2,395,744
HCA, Inc., 4.90%, 11/15/35	3,527,000	3,465,186
IQVIA, Inc., 5.00%, 5/15/27(1)	3,465,000	3,467,916
Kaiser Foundation Hospitals, 3.00%, 6/1/51	505,000	331,122
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,166,000	1,175,401
UnitedHealth Group, Inc., 5.30%, 6/15/35	1,121,000	1,153,992
UnitedHealth Group, Inc., 5.50%, 7/15/44	1,286,000	1,265,037
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,465,000	1,316,490
		22,168,119
Hotels, Restaurants and Leisure — 0.8%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	4,895,000	4,889,646
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	4,068,000	3,908,665
Carnival Corp., 4.00%, 8/1/28(1)	1,960,000	1,940,700
Carnival Corp., 5.125%, 5/1/29(1)	2,731,000	2,764,292
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	3,140,000	3,225,251
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,288,000	2,359,251
		19,087,805
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	2,627,000	2,652,634
KB Home, 4.80%, 11/15/29	2,866,000	2,855,805
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	1,122,000	1,152,221
		6,660,660
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	4,692,033	4,888,442
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	1,505,000	1,500,998
Insurance — 1.7%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	1,485,000	1,552,500
Asurion LLC & Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	2,325,000	2,352,668

CNA Financial Corp., 5.20%, 8/15/35		3,724,000	3,735,534
CNO Financial Group, Inc., 5.25%, 5/30/29		3,420,000	3,481,946
Global Atlantic Fin Co., 7.95%, 6/15/33(1)		5,070,000	5,781,435
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)		3,435,000	3,400,271
Lincoln National Corp., 7.00%, 6/15/40		1,123,000	1,257,580
MetLife, Inc., 6.40%, 12/15/66		5,397,000	5,665,690
MetLife, Inc., 10.75%, 8/1/69		2,185,000	2,914,320
Rothesay Life PLC, 7.73%, 5/16/33	GBP	6,080,000	9,267,380
			39,409,324
Interactive Media and Services — 0.5%
Meta Platforms, Inc., 4.60%, 11/15/32		3,685,000	3,695,267
Meta Platforms, Inc., 4.875%, 11/15/35		2,555,000	2,528,235
Meta Platforms, Inc., 5.50%, 11/15/45		1,420,000	1,366,358
Meta Platforms, Inc., 5.625%, 11/15/55		3,600,000	3,427,880
Meta Platforms, Inc., 5.75%, 11/15/65		1,925,000	1,821,633
			12,839,373
IT Services — 0.3%
CoreWeave, Inc., 9.25%, 6/1/30(1)		3,236,000	3,189,800
International Business Machines Corp., 5.80%, 2/3/56(3)		2,100,000	2,094,893
Kyndryl Holdings, Inc., 3.15%, 10/15/31		2,540,000	2,315,037
			7,599,730
Machinery — 0.6%
Allison Transmission, Inc., 5.875%, 12/1/33(1)		4,550,000	4,617,021
Chart Industries, Inc.., 7.50%, 1/1/30(1)		6,440,000	6,708,645
Weir Group, Inc., 5.35%, 5/6/30(1)		2,195,000	2,254,077
			13,579,743
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)		5,339,000	5,809,332
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,425,000	1,426,253
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		4,650,000	4,445,102
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 2/1/33(1)		1,558,000	1,574,184
Cox Communications, Inc., 5.70%, 6/15/33(1)		1,887,000	1,904,956
Discovery Communications LLC, 3.95%, 3/20/28		2,435,000	2,351,804
Discovery Communications LLC, 4.125%, 5/15/29		5,445,000	5,293,847
Discovery Communications LLC, 5.00%, 9/20/37		3,049,000	2,358,005
Lamar Media Corp., 3.75%, 2/15/28		3,085,000	3,030,313
Nexstar Media, Inc., 4.75%, 11/1/28(1)		5,790,000	5,758,313
Paramount Global, 4.375%, 3/15/43		1,523,000	1,049,564
Paramount Global, VRN, 6.25%, 2/28/57		2,498,000	2,272,243
Sirius XM Radio LLC, 3.125%, 9/1/26(1)		2,325,000	2,312,212
Sirius XM Radio LLC, 4.00%, 7/15/28(1)		5,955,000	5,820,147
TEGNA, Inc., 4.625%, 3/15/28		4,630,000	4,600,290
			44,197,233
Metals and Mining — 0.3%
Commercial Metals Co., 5.75%, 11/15/33(1)		3,100,000	3,153,218
Corp. Nacional del Cobre de Chile, 5.53%, 1/30/37(1)		1,598,000	1,607,987
Glencore Funding LLC, 5.19%, 4/1/30(1)		1,785,000	1,838,312
			6,599,517
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		3,050,000	3,026,362
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)		8,120,000	8,619,891
			11,646,253
Multi-Utilities — 0.2%
NiSource, Inc., 5.35%, 7/15/35		2,661,000	2,716,108

WEC Energy Group, Inc., VRN, 5.625%, 5/15/56		2,292,000	2,305,058
			5,021,166
Oil, Gas and Consumable Fuels — 2.8%
Antero Resources Corp., 5.40%, 2/1/36		2,504,000	2,489,176
Azule Energy Finance PLC, 8.25%, 1/22/31(1)		952,000	956,622
Cenovus Energy, Inc., 5.40%, 3/20/36		1,866,000	1,864,419
Ecopetrol SA, 7.75%, 2/1/32		3,660,000	3,760,551
Enbridge, Inc., VRN, 6.00%, 1/15/77		5,790,000	5,830,611
Energy Transfer LP, 6.55%, 12/1/33		2,145,000	2,348,112
Energy Transfer LP, 6.125%, 12/15/45		1,185,000	1,178,927
Eni SpA, 4.25%, 5/19/33	EUR	5,410,000	6,750,331
Enterprise Products Operating LLC, 5.20%, 1/15/36		1,329,000	1,352,694
Expand Energy Corp., 5.375%, 3/15/30		5,171,000	5,264,219
Matador Resources Co., 6.50%, 4/15/32(1)		2,010,000	2,047,905
Occidental Petroleum Corp., 6.20%, 3/15/40		494,000	504,709
Occidental Petroleum Corp., 4.20%, 3/15/48		425,000	318,424
Ovintiv, Inc., 7.10%, 7/15/53		2,415,000	2,616,534
Permian Resources Operating LLC, 5.875%, 7/1/29(1)		1,525,000	1,530,931
Petroleos Mexicanos, 5.95%, 1/28/31		10,393,000	10,145,397
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36		1,936,000	1,965,078
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)		1,915,000	1,909,734
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)		1,336,000	1,364,545
Santos Finance Ltd., 5.75%, 11/13/35(1)		1,642,000	1,647,243
SM Energy Co., 6.75%, 9/15/26		3,547,000	3,563,054
Sunoco LP, 7.00%, 5/1/29(1)		2,116,000	2,201,499
Sunoco LP, 5.875%, 3/15/34(1)		2,566,000	2,574,039
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)		896	928
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)		2,021,000	2,119,483
			66,305,165
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)		2,371,000	2,296,740
Passenger Airlines — 0.5%
American Airlines, Inc., 7.25%, 2/15/28(1)		2,750,000	2,801,343
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		81	81
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)		568,000	582,393
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)		3,520,000	3,539,279
United Airlines Holdings, Inc., 5.375%, 3/1/31(3)		3,775,000	3,817,208
United Airlines, Inc., 4.625%, 4/15/29(1)		2,095,000	2,094,053
			12,834,357
Personal Care Products — 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)		3,470,000	3,515,121
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.55%, 2/22/54		1,000,000	979,036
Merck & Co., Inc., 4.75%, 12/4/35		2,368,000	2,348,655
Merck & Co., Inc., 5.70%, 9/15/55		2,070,000	2,079,914
			5,407,605
Professional Services — 0.3%
Concentrix Corp., 6.60%, 8/2/28		5,695,000	5,920,857
Real Estate Management and Development — 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)		1,661,000	1,813,953
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)		2,310,000	2,251,843
CBRE Services, Inc., 4.90%, 1/15/33		2,325,000	2,334,793
			6,400,589
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.60%, 1/15/33		1,890,000	1,885,197

Foundry JV Holdco LLC, 5.875%, 1/25/34(1)		1,395,000	1,443,301
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)		1,575,000	1,676,624
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		1,141,000	1,201,980
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)		1,210,000	1,289,602
Micron Technology, Inc., 5.30%, 1/15/31		2,695,000	2,799,936
			10,296,640
Software — 0.8%
AppLovin Corp., 5.50%, 12/1/34		2,440,000	2,498,916
Oracle Corp., 4.80%, 9/26/32		7,545,000	7,307,429
Oracle Corp., 5.20%, 9/26/35		4,383,000	4,179,404
Oracle Corp., 5.375%, 7/15/40		1,435,000	1,293,998
Workday, Inc., 3.80%, 4/1/32		3,588,000	3,428,099
			18,707,846
Specialized REITs — 0.2%
EPR Properties, 4.95%, 4/15/28		2,040,000	2,059,849
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		2,270,000	2,203,814
			4,263,663
Specialty Retail — 0.5%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		321,000	326,656
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		4,215,000	4,280,860
Lowe's Cos., Inc., 4.50%, 10/15/32		2,315,000	2,305,448
Lowe's Cos., Inc., 4.85%, 10/15/35		3,705,000	3,668,201
			10,581,165
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32		1,177,000	1,209,755
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)		2,220,000	2,213,991
Gildan Activewear, Inc., 5.40%, 10/7/35(1)		2,950,000	2,947,819
			5,161,810
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 7.25%, 6/15/33(1)		2,163,000	2,290,165
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33		2,203,000	2,458,800
TOTAL CORPORATE BONDS (Cost $771,633,271)			781,612,246
SOVEREIGN GOVERNMENTS AND AGENCIES — 19.9%
Australia — 1.2%
Australia Government Bonds, 1.75%, 6/21/51	AUD	4,300,000	1,524,850
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,345,889
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,451,154
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	12,352,018
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,409,519
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,954,268
			27,037,698
Belgium — 0.7%
Kingdom of Belgium Government Bonds, 5.00%, 3/28/35(1)	EUR	5,220,000	7,062,900
Kingdom of Belgium Government Bonds, 3.10%, 6/22/35(1)	EUR	1,500,000	1,756,163
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,644,527
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	4,086,000	3,136,769
			16,600,359
Canada — 0.2%
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,114,375
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,490,922
			5,605,297

China — 4.4%
China Government Bonds, 2.64%, 1/15/28	CNY	48,000,000	7,086,937
China Government Bonds, 2.54%, 12/25/30	CNY	277,000,000	41,719,146
China Government Bonds, 2.67%, 11/25/33	CNY	88,000,000	13,560,067
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	7,704,418
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,466,274
China Government Bonds, 2.19%, 9/25/54	CNY	118,000,000	16,519,094
China Government Bonds, 2.19%, 9/25/54	CNY	48,000,000	6,718,719
			103,774,655
Colombia — 0.4%
Colombia Government International Bonds, 6.125%, 1/21/31		7,000,000	6,988,100
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,351,713
			9,339,813
Czech Republic — 0.3%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	6,556,497
Denmark — 0.2%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	5,238,754
Finland — 0.4%
Finland Government Bonds, 1.50%, 9/15/32(1)	EUR	7,500,000	8,212,685
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	938,176
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	3,330,000	2,779,935
			3,718,111
Indonesia — 0.5%
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	181,530,000,000	10,989,098
Israel — 0.1%
Israel Government Bonds - Fixed, 2.80%, 11/29/52	ILS	10,000,000	2,431,733
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,358,266
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	9,797,555
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	360,639
			11,516,460
Japan — 3.0%
Japan Government Forty Year Bonds, 1.40%, 3/20/55	JPY	325,000,000	1,288,967
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,501,977
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	7,086,650
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	2,423,485
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	4,529,020
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	5,945,515
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,078,011
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	1,495,395
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,270,873
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	603,500,000	2,272,356
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	4,425,483
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	4,941,667
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	6,428,288
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	4,717,868
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	4,678,682
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	5,032,759
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	3,730,058
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	4,080,243
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,398,004
			69,325,301
Malaysia — 0.4%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	8,908,984

Mexico — 0.9%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		13,000,000	13,221,910
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,845,099
			22,067,009
New Zealand — 1.4%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	49,350,000	29,676,132
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,398,240
			32,074,372
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	284,381
Poland — 0.2%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,896,532
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,475,698
Spain — 2.2%
Spain Government Bonds, 2.70%, 1/31/30	EUR	10,000,000	11,955,100
Spain Government Bonds, 0.10%, 4/30/31(1)	EUR	10,000,000	10,404,286
Spain Government Bonds, 3.10%, 7/30/31	EUR	10,000,000	12,100,376
Spain Government Bonds, 3.15%, 4/30/33(1)	EUR	7,000,000	8,420,591
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,327,614
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,881,704
			52,089,671
Sweden — 0.2%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	3,068,312
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,855,375
			4,923,687
Thailand — 0.4%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	9,373,950
Turkey — 0.1%
Turkiye Government International Bonds, 6.875%, 1/14/38		3,500,000	3,469,894
United Kingdom — 1.9%
U.K. Gilts, 1.75%, 9/7/37	GBP	9,375,000	9,451,575
U.K. Gilts, 3.75%, 1/29/38	GBP	20,000,000	24,756,776
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,219,822
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,410,912
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,378,535
			44,217,620
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $516,100,274)			465,128,259
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47		462,376	468,922
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47		294,340	298,268
			767,190
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.8%
FHLMC, 6.00%, 2/1/38		518	548
FHLMC, 3.50%, 2/1/49		2,676,854	2,494,154
FHLMC, 3.50%, 5/1/50		4,337,248	4,048,919
FHLMC, 2.50%, 10/1/50		5,398,111	4,602,938
FHLMC, 2.50%, 5/1/51		147,445	127,000
FHLMC, 3.50%, 5/1/51		5,504,079	5,142,078
FHLMC, 2.00%, 8/1/51		10,062,696	8,243,450
FHLMC, 3.00%, 12/1/51		5,681,932	5,058,790
FHLMC, 3.50%, 5/1/52		842,822	780,865
FHLMC, 3.50%, 5/1/52		287,032	268,286

FHLMC, 4.00%, 5/1/52	289,023	277,925
FHLMC, 5.00%, 8/1/52	5,616,585	5,670,574
FHLMC, 6.00%, 1/1/53	3,667,015	3,780,443
FHLMC, 6.00%, 8/1/53	4,839,692	5,051,404
FHLMC, 6.50%, 11/1/53	4,088,932	4,243,923
FNMA, 3.50%, 10/1/40	653,227	627,210
FNMA, 4.50%, 9/1/41	4,485	4,501
FNMA, 3.50%, 5/1/42	12,960	12,387
FNMA, 4.00%, 2/1/46	86,179	83,936
FNMA, 4.00%, 3/1/50	6,460,731	6,213,867
FNMA, 2.50%, 6/1/50	8,127,124	6,985,488
FNMA, 4.00%, 3/1/51	8,819,168	8,536,576
FNMA, 4.00%, 3/1/51	6,783,473	6,568,426
FNMA, 2.50%, 12/1/51	5,136,370	4,428,476
FNMA, 2.50%, 2/1/52	2,083,496	1,799,603
FNMA, 3.00%, 2/1/52	5,149,223	4,624,339
FNMA, 3.00%, 4/1/52	5,745,319	5,189,078
FNMA, 3.50%, 4/1/52	177,717	164,849
FNMA, 3.00%, 5/1/52	230,097	208,040
FNMA, 3.50%, 5/1/52	8,676,137	8,075,396
FNMA, 3.50%, 5/1/52	5,398,451	5,010,239
FNMA, 3.50%, 5/1/52	523,117	491,834
FNMA, 4.00%, 5/1/52	3,699,641	3,546,751
FNMA, 3.00%, 6/1/52	12,978,680	11,649,704
FNMA, 5.00%, 8/1/52	2,518,094	2,536,557
FNMA, 5.00%, 10/1/52	8,910,689	8,997,994
FNMA, 5.50%, 10/1/52	3,701,729	3,769,868
FNMA, 5.00%, 1/1/53	10,660,980	10,724,927
FNMA, 6.50%, 1/1/53	4,340,340	4,509,165
FNMA, 5.50%, 3/1/53	10,987,091	11,291,148
FNMA, 4.50%, 6/1/53	11,147,630	11,070,393
FNMA, 4.50%, 8/1/53	3,274,324	3,227,875
FNMA, 6.00%, 9/1/53	3,895,298	4,059,069
FNMA, 6.00%, 9/1/53	1,539,127	1,583,161
FNMA, 5.50%, 3/1/54	7,374,117	7,498,261
FNMA, 4.50%, 4/1/54	4,867,142	4,783,602
FNMA, 6.00%, 5/1/54	5,117,354	5,252,974
GNMA, 5.00%, TBA	5,891,000	5,890,980
GNMA, 6.00%, 7/15/33	1,204	1,238
GNMA, 4.50%, 10/15/39	1,672	1,679
GNMA, 5.00%, 10/15/39	2,930	3,020
GNMA, 4.50%, 1/15/40	2,440	2,454
GNMA, 4.00%, 12/15/40	2,644	2,549
GNMA, 4.50%, 12/15/40	8,433	8,450
GNMA, 3.50%, 6/20/42	1,479,660	1,402,389
GNMA, 3.00%, 5/20/50	1,017,480	921,172
GNMA, 3.50%, 6/20/51	2,283,360	2,128,357
GNMA, 3.00%, 7/20/51	6,208,228	5,615,407
GNMA, 4.00%, 9/20/52	6,773,374	6,471,924
GNMA, 4.50%, 9/20/52	4,214,310	4,149,509
GNMA, 4.50%, 10/20/52	7,675,216	7,559,564
GNMA, 4.00%, 4/20/54	11,494,300	10,910,541
GNMA, 5.00%, 12/20/54	4,250,199	4,264,269
		252,650,493
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $251,594,986)		253,417,683

CONVERTIBLE PREFERRED SECURITIES — 9.4%
Banks — 7.8%
ABN AMRO Bank NV, 4.75%	6,000,000	7,228,163
Banco Bilbao Vizcaya Argentaria SA, 6.125%	3,400,000	3,451,585
Banco de Sabadell SA, 5.00%	3,000,000	3,617,035
Banco Mercantil del Norte SA, 5.875%(1)	2,302,000	2,293,435
Banco Mercantil del Norte SA, 7.50%(1)	1,027,000	1,062,237
Banco Santander SA, 4.75%	12,000,000	11,960,851
Barclays PLC, 8.00%	6,498,000	6,950,222
BNP Paribas SA, 8.50%(1)	11,193,000	11,992,057
BNP Paribas SA, 7.375%	2,400,000	3,154,098
Commerzbank AG, 4.25%	7,000,000	8,316,375
Cooperatieve Rabobank UA, 4.875%	5,000,000	6,050,448
Credit Agricole SA, 7.25%	4,900,000	6,269,386
Danske Bank AS, 4.375%	10,410,000	10,419,254
Erste Group Bank AG, 4.25%	7,000,000	8,347,875
HSBC Holdings PLC, 6.00%	6,847,000	6,941,557
HSBC Holdings PLC, 6.875%	2,738,000	2,830,219
ING Groep NV, 5.75%	471,000	474,104
ING Groep NV, 7.50%	5,525,000	5,772,791
ING Groep NV, 4.875%	9,868,000	9,636,149
La Banque Postale SA, 3.875%	7,400,000	8,778,728
Lloyds Banking Group PLC, 8.00%	5,340,000	5,800,223
Macquarie Bank Ltd., 6.125%(1)	5,354,000	5,450,399
NatWest Group PLC, 5.125%	1,585,000	2,168,021
Skandinaviska Enskilda Banken AB, 6.875%	7,200,000	7,395,443
Societe Generale SA, 9.375%(1)	8,975,000	9,590,855
Societe Generale SA, 6.75%(1)	1,150,000	1,171,362
Societe Generale SA, 10.00%(1)	4,075,000	4,537,398
Societe Generale SA, 7.875%	1,600,000	2,071,868
Standard Chartered PLC, 7.75%(1)	2,118,000	2,207,447
Svenska Handelsbanken AB, 4.375%	7,400,000	7,372,438
Swedbank AB, 7.625%	8,800,000	9,243,433
		182,555,456
Capital Markets — 1.0%
Deutsche Bank AG, 7.125%	6,500,000	8,947,367
Deutsche Bank AG, 4.625%	4,600,000	5,444,620
UBS Group AG, 9.25%(1)	8,405,000	9,181,046
		23,573,033
Financial Services — 0.4%
Nationwide Building Society, 5.75%	6,600,000	9,076,507
Insurance — 0.2%
CNP Assurances SA, 4.75%	3,500,000	4,221,924
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $211,280,640)		219,426,920
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
Private Sponsor Collateralized Mortgage Obligations — 7.5%
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	5,133,919	5,202,274
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	2,652,436	2,687,478
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	6,864,718	6,948,660
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	4,848,790	4,862,599
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	1,296,823	1,297,254
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(1)	9,171,628	9,267,011
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	5,273,487	5,342,195
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 6.40%, 5/25/65(1)	4,482,000	4,523,863

GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)	5,934,377	6,006,632
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	5,478,021	5,485,856
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	11,506,607	11,571,090
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	6,201,103	6,303,259
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	7,768,102	7,805,988
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	2,615,171	2,648,250
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	5,161,036	5,191,376
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	3,047,304	3,056,067
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	5,547,413	5,599,430
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	2,820,957	2,832,644
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	2,170,280	2,170,738
JP Morgan Mortgage Trust, Series 2024-CCM1, Class A4A, SEQ, VRN, 5.50%, 4/25/55(1)	4,225,762	4,261,838
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	5,220,609	5,308,202
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	5,345,401	5,362,728
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A4, VRN, 6.00%, 11/25/53(1)	2,677,781	2,693,349
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	2,798,320	2,814,142
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	2,728,810	2,741,358
OBX Trust, Series 2025-J1, Class A5, SEQ, VRN, 5.50%, 5/25/55(1)	6,552,645	6,609,979
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	12,580,783	12,655,829
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	7,057,877	7,114,554
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,578,521	1,583,246
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	5,598,221	5,690,755
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	1,742,232	1,746,437
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	3,007,433	3,025,681
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	2,949,744	2,950,038
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	5,881,899	5,911,068
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	3,998,875	4,021,550
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	1,812,186	1,833,082
		175,126,500
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2022-R09, Class 2M1, VRN, 6.20%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,024,916	1,036,322
FNMA, Series 2023-R05, Class 1M1, VRN, 5.60%, (30-day average SOFR plus 1.90%), 6/25/43(1)	3,849,222	3,882,558
FNMA, Series 2024-R01, Class 1M1, VRN, 4.75%, (30-day average SOFR plus 1.05%), 1/25/44(1)	2,685,133	2,688,742
		7,607,622
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $181,726,685)		182,734,122
ASSET-BACKED SECURITIES — 4.6%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	3,063,737	2,931,751
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	6,740,365	6,730,604
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)	1,746,000	1,717,405
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	6,300,000	6,184,978
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(1)	11,392,582	11,397,081
Flexential Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	3,965,714	3,918,402
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	6,860,000	6,880,722
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	12,125,000	12,124,949
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	8,640,492	8,632,023
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	12,500,000	8,077,093
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(1)	5,118,733	5,108,212
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/1/56(1)	8,850,000	8,849,912
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	7,383,000	7,593,128
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,616,089
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	4,800,000	4,797,428
Trinity Rail Leasing LLC, Series 2025-1A, Class A, SEQ, 5.09%, 10/19/55(1)	6,213,122	6,222,002

Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	2,235,281	2,239,799
TOTAL ASSET-BACKED SECURITIES (Cost $107,745,131)		107,021,578
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	2,077,933
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,412,577
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,177,674
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,543,397
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,532,366
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,238,731
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	2,618,000	1,754,993
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,855,131
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,410,330
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	1,961,647
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,554,040
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	11,242,000	11,446,057
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	2,008,000	1,845,479
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	4,250,000	4,261,831
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,784,255
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,687,761
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $57,611,606)		60,544,202
PREFERRED SECURITIES — 2.5%
Banks — 0.6%
Citigroup, Inc., 7.625%	7,483,000	7,850,228
JPMorgan Chase & Co., 3.65%	2,332,000	2,331,138
Wells Fargo & Co., 3.90%	3,985,000	3,982,617
		14,163,983
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	10,499,000	10,461,987
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 2.88%	1,600,000	1,873,008
Oil, Gas and Consumable Fuels — 0.6%
Energy Transfer LP, 6.50%	4,069,000	4,090,118
Energy Transfer LP, 6.625%	6,307,000	6,396,635
Sunoco LP, 7.875%(1)	2,525,000	2,602,366
		13,089,119
Trading Companies and Distributors — 0.8%
Air Lease Corp., 4.65%	5,590,000	5,582,405
Aircastle Ltd., 5.25%(1)	14,089,000	14,117,730
		19,700,135
TOTAL PREFERRED SECURITIES (Cost $58,052,529)		59,288,232
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.14%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,874,041	1,874,989
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class AR, VRN, 5.07%, (3-month SOFR plus 1.40%), 1/15/33(1)	2,650,194	2,652,710
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 5.42%, (3-month SOFR plus 1.75%), 1/17/38(1)	7,625,000	7,669,606
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 5.54%, (1-month SOFR plus 1.86%), 7/15/36(1)	2,842,337	2,841,388
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.45%, (3-month SOFR plus 1.78%), 1/25/38(1)	3,525,000	3,546,481
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 5.42%, (3-month SOFR plus 1.75%), 1/15/38(1)	7,975,000	8,021,376
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 5.57%, (3-month SOFR plus 1.90%), 1/15/38(1)	8,100,000	8,139,371
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $34,509,576)		34,745,921

U.S. TREASURY SECURITIES — 1.0%
U.S. Treasury Notes, 1.625%, 10/31/26(4)	20,395,000	20,101,051
U.S. Treasury Notes, 4.00%, 5/31/30	2,810,000	2,837,990
TOTAL U.S. TREASURY SECURITIES (Cost $22,894,071)		22,939,041
MUNICIPAL SECURITIES — 0.5%
California State University Rev., 2.98%, 11/1/51	825,000	554,074
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	241,438	204,411
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	725,000	600,748
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	1,385,000	1,228,186
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	887,735
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	255,000	274,459
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,231,182
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	281,936
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	312,355
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	622,435
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	419,247
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	292,127
State of California GO, 7.60%, 11/1/40	20,000	24,305
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	470,000	486,991
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	710,000	727,851
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	1,295,000	1,312,554
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	233,486
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	455,000	482,965
University of California Rev., 3.07%, 5/15/51	670,000	453,623
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	435,000	441,916
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	495,000	504,749
TOTAL MUNICIPAL SECURITIES (Cost $13,264,437)		11,577,335
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,451,790)	2,000,000	2,251,884
BANK LOAN OBLIGATIONS(5) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2025 Term Loan K, 5.92%, (1-month SOFR plus 2.25%), 3/22/30 (Cost $1,817,595)	1,809,686	1,810,138
SHORT-TERM INVESTMENTS — 6.3%
Commercial Paper(6) — 3.4%
HQLA Funding LLC, 3.79%, 2/2/26(1)	34,600,000	34,589,333
Lion Bay Funding LLC, 3.76%, 2/2/26(1)	35,800,000	35,789,085
Overwatch Alpha Funding LLC, 3.76%, 2/2/26(1)	8,000,000	7,997,554
		78,375,972
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,528	50,528
Repurchase Agreements — 2.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $69,441,600), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $68,100,764)		68,080,000
TOTAL SHORT-TERM INVESTMENTS (Cost $146,530,528)		146,506,500
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,377,213,119)		2,349,004,061
OTHER ASSETS AND LIABILITIES — (0.5)%		(12,463,261)
TOTAL NET ASSETS — 100.0%		$2,336,540,800

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,324,281	AUD	39,563,039	Morgan Stanley & Co. LLC	3/18/26	$(1,222,573)
CAD	1,966,023	USD	1,453,819	JPMorgan Chase Bank NA	3/18/26	(7,271)
USD	6,453,946	CAD	8,845,933	Morgan Stanley & Co. LLC	3/18/26	(54,661)
CNY	716,072,138	USD	102,647,956	Goldman Sachs & Co. LLC	2/5/26	283,931
USD	102,186,534	CNY	716,072,138	JPMorgan Chase Bank NA	2/5/26	(745,353)
USD	103,220,297	CNY	718,464,880	Goldman Sachs & Co. LLC	3/5/26	50,396
USD	2,355,937	COP	9,220,217,831	Goldman Sachs & Co. LLC	3/18/26	(117,039)
USD	6,386,582	CZK	132,726,140	Goldman Sachs & Co. LLC	3/18/26	(80,268)
USD	4,724,911	DKK	29,861,380	Morgan Stanley & Co. LLC	3/18/26	(26,502)
EUR	1,296,087	USD	1,524,264	JPMorgan Chase Bank NA	3/18/26	15,167
EUR	6,529,500	USD	7,620,468	Morgan Stanley & Co. LLC	3/18/26	134,964
EUR	2,016,037	USD	2,414,592	Morgan Stanley & Co. LLC	3/18/26	(20,038)
EUR	5,021,125	USD	6,015,382	Morgan Stanley & Co. LLC	3/18/26	(51,527)
USD	239,385,034	EUR	202,523,953	Citibank NA	3/18/26	(1,163,352)
USD	7,429,430	EUR	6,355,981	Morgan Stanley & Co. LLC	3/18/26	(119,903)
USD	1,692,874	EUR	1,440,889	Morgan Stanley & Co. LLC	3/18/26	(18,546)
USD	125,990	EUR	107,025	Morgan Stanley & Co. LLC	3/18/26	(1,129)
USD	6,146,745	EUR	5,130,937	UBS AG	3/18/26	52,460
USD	91,129,006	GBP	68,039,354	Citibank NA	3/18/26	(1,967,613)
USD	11,302,104	IDR	189,096,632,612	Goldman Sachs & Co. LLC	3/25/26	42,193
USD	2,215,310	ILS	7,153,497	Morgan Stanley & Co. LLC	3/18/26	(93,342)
JPY	186,669,566	USD	1,222,424	Citibank NA	3/18/26	(11,786)
JPY	356,807,197	USD	2,290,732	JPMorgan Chase Bank NA	3/18/26	23,328
JPY	180,463,469	USD	1,176,726	Morgan Stanley & Co. LLC	3/18/26	(6,337)
USD	76,868,368	JPY	11,813,471,387	Morgan Stanley & Co. LLC	3/18/26	252,539
USD	2,735,917	JPY	430,803,986	UBS AG	3/18/26	(58,047)
USD	8,184,162	MXN	150,420,769	JPMorgan Chase Bank NA	3/18/26	(389,717)
USD	8,794,851	MYR	36,079,995	Goldman Sachs & Co. LLC	3/18/26	(370,723)
USD	31,019,904	NZD	53,274,547	Morgan Stanley & Co. LLC	3/18/26	(1,107,825)
USD	3,510,667	PLN	12,749,483	Morgan Stanley & Co. LLC	3/18/26	(77,371)
USD	5,242,555	SEK	48,462,707	Morgan Stanley & Co. LLC	3/18/26	(209,940)
USD	3,842,579	SGD	4,919,826	Goldman Sachs & Co. LLC	3/18/26	(36,460)
USD	9,542,803	THB	302,716,799	Citibank NA	3/18/26	(105,987)
						$(7,208,332)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	502	March 2026	$38,155,973	$(222,408)
Canadian 10-Year Government Bonds	569	March 2026	50,596,350	(482,019)
Euro-BTP Italian Government 10-Year Bonds	221	March 2026	31,726,248	112,584
Euro-Bund 10-Year Bonds	1,295	March 2026	196,744,497	(529,114)
Euro-OAT 10-Year Bonds	482	March 2026	69,663,301	450,529
Japanese 10-Year Government Bonds	56	March 2026	47,623,158	(700,543)
Japanese 10-Year Mini Government Bonds	166	March 2026	14,114,720	(204,775)
Korean Treasury 10-Year Bonds	432	March 2026	33,298,875	(519,216)
U.K. Gilt 10-Year Bonds	83	March 2026	10,318,114	17,496
U.S. Treasury 5-Year Notes	80	March 2026	8,714,375	22,969
U.S. Treasury Long Bonds	170	March 2026	19,571,250	13,419
U.S. Treasury Ultra Bonds	218	March 2026	25,601,375	(483,582)
			$546,128,236	$(2,524,660)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Schatz 2-Year Bonds	1,238	March 2026	$156,879,105	$34,559
U.S. Treasury 2-Year Notes	862	March 2026	179,720,266	143,260
U.S. Treasury 10-Year Notes	1,309	March 2026	146,383,016	1,394,146
			$482,982,387	$1,571,965
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$17,820,000	$1,314,032	$284,638	$1,598,670
Markit iTraxx Europe Senior Financial Index Series 44	Sell	1.00%	12/20/30	EUR 91,600,000	1,949,354	486,793	2,436,147
					$3,263,386	$771,431	$4,034,817
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Semiannually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
6-month BBSW	Pay	4.53%	1/17/35	AUD	10,000	$382	$(525)	$(143)

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AUD	–	Australian Dollar
BAM	–	Build America Mutual Assurance Corp.
BBSW	–	Bank Bill Swap Rates
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $917,741,004, which represented 39.3% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,594,339.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$781,612,246	—
Sovereign Governments and Agencies	—	465,128,259	—
U.S. Government Agency Mortgage-Backed Securities	—	253,417,683	—
Convertible Preferred Securities	—	219,426,920	—
Collateralized Mortgage Obligations	—	182,734,122	—
Asset-Backed Securities	—	107,021,578	—
Commercial Mortgage-Backed Securities	—	60,544,202	—
Preferred Securities	—	59,288,232	—
Collateralized Loan Obligations	—	34,745,921	—
U.S. Treasury Securities	—	22,939,041	—
Municipal Securities	—	11,577,335	—
U.S. Government Agency Securities	—	2,251,884	—
Bank Loan Obligations	—	1,810,138	—
Short-Term Investments	$50,528	146,455,972	—
	$50,528	$2,348,953,533	—
Other Financial Instruments
Futures Contracts	$1,573,794	$615,168	—
Swap Agreements	—	4,034,817	—
Forward Foreign Currency Exchange Contracts	—	854,978	—
	$1,573,794	$5,504,963	—
Liabilities
Other Financial Instruments
Futures Contracts	$483,582	$2,658,075	—
Swap Agreements	—	143	—
Forward Foreign Currency Exchange Contracts	—	8,063,310	—
	$483,582	$10,721,528	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.